NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) - CAD ($)	Mar. 31, 2023	Dec. 31, 2022
Nature And Continuance Of Operations
Accumulated deficit	$ 87,044,172	$ 79,976,546